Stockholders' Equity (Details) - Employee Stock Option [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Incentive Stock Options, Outstanding at beginning balance | shares
Incentive Stock Options, Granted | shares	4,600,000
Incentive Stock Options, Forfeited/canceled | shares
Incentive Stock Options, Exercised | shares
Incentive Stock Options, Outstanding at ending balance | shares	4,600,000
Outstanding at beginning of year, Weighted Average Exercise Price | $ / shares
Weighted average exercise price, Granted | $ / shares	2.50
Weighted average exercise price, Forfeited/canceled | $ / shares
Weighted average exercise price, Exercised | $ / shares
Outstanding at ending of year, Weighted Average Exercise Price | $ / shares	$ 2.50